Material accounting policy information	12 Months Ended
Mar. 31, 2022
Text block [abstract]
Material accounting policy information
3. Material accounting policy information
(i) Basis of consolidation
Subsidiaries and controlled trusts
The Company determines the basis of control in line with the requirements of
IFRS 10, Consolidated Financial Statements
. Subsidiaries and controlled trusts are entities controlled by the Group. The Group controls an entity when the parent has power over the entity, it is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. The financial statements of subsidiaries and controlled trusts are included in the consolidated financial statements from the date on which control commences until the date on which control ceases.
The financial statements of the Group companies are consolidated on a line-by-line
basis and all intra-Group balances, transactions, income and expenses are eliminated in full on consolidation.
Non-controlling
interests
Non-controlling
interests in the net assets (excluding goodwill) of consolidated subsidiaries are identified separately from the Company’s equity. The interest of non-controlling
shareholders may be initially measured either at fair value or at the non-controlling
interest’s proportionate share of the fair value of the acquiree’s identifiable net assets. The choice of measurement basis is made on an acquisition to acquisition basis. Subsequent to acquisition, the carrying amount of non-controlling
interests is the amount of those interests at initial recognition plus the non-controlling
interest’s share of subsequent changes in equity. Total comprehensive income is attributed to non-controlling
interests even if it results in the
non-controlling
interests having a deficit balance.
Investments accounted for using the equity method
Investments accounted for using the equity method are entities in respect of which, the Company has significant influence, but not control, over the financial and operating policies. Generally, a Company has a significant influence if it holds between 20 and 50 percent of the voting power of another entity. Investments in such entities are accounted for using the equity method and are initially recognized at cost. The carrying amount of investment is increased/ decreased to recognize investors share of profit or loss of the investee after the acquisition date.
Non-current
assets and disposal groups held for sale
Assets and liabilities of disposal groups that are available for immediate sale and where the sale is highly probable of being completed within one year from the date of classification are considered and classified as assets held for sale and liabilities associated with assets held for sale.
Non-current
assets and disposal groups held for sale are measured at the lower of carrying amount and fair value less costs to sell.
(ii) Functional and presentation currency
Items included in the financial statements of each of the Company’s entities are measured using the currency of the primary economic environment in which these entities operate (i.e. the “functional currency”). These consolidated financial statements are presented in Indian rupees, which is the functional currency of the Parent Company.
(iii) Foreign currency transactions and translation
a) Transactions and balances
Transactions in foreign currency are translated into the respective functional currencies using the exchange rates prevailing at the date of the transaction. Foreign exchange gains and losses resulting from the settlement of such transactions and from translation at the exchange rates prevailing at the reporting date of monetary assets and liabilities denominated in foreign currencies are recognized in the consolidated statement of income and reported within foreign exchange gains/(losses), net, within results of operating activities except when deferred in other comprehensive income as qualifying cash flow hedges and qualifying net investment hedges. Net loss relating to translation or settlement of borrowings denominated in foreign currency are reported within finance expense. Net gain relating to translation or settlement of borrowings denominated in foreign currency are reported within finance and other income.
Non-monetary
assets and liabilities denominated in foreign currency and measured at historical cost are translated at the exchange rate prevalent at the date of transaction. Translation differences on non-monetary
financial assets measured at fair value at the reporting date, such as equities classified as financial instruments measured at fair value through other comprehensive income are included in other comprehensive income, net of taxes.
b) Foreign operations
For the purpose of presenting consolidated financial statements, the assets and liabilities of the Company’s foreign operations that have a functional currency other than Indian rupees are translated into Indian rupees using exchange rates prevailing at the reporting date. Income and expense items are translated at the average exchange rates for the period. Exchange differences arising, if any, are recognized in other comprehensive income and held in foreign currency translation reserve (FCTR), a component of equity, except to the extent that the translation difference is allocated to non-controlling
interest. When a foreign operation is disposed of, the relevant amount recognized in FCTR is transferred to the consolidated statement of income as part of the profit or loss on disposal. Goodwill and fair value adjustments arising on the acquisition of a foreign operation are treated as assets and liabilities of the foreign operation and translated at the exchange rate prevailing at the reporting date.
c) Others
Foreign currency differences arising on the translation or settlement of a financial liability designated as a hedge of a net investment in a foreign operation are recognized in other comprehensive income and presented within equity in the FCTR to the extent the hedge is effective. To the extent the hedge is ineffective, such differences are recognized in the consolidated statement of income.
When the hedged part of a net investment is disposed of, the relevant amount recognized in FCTR is transferred to the consolidated statement of income as part of the profit or loss on disposal. Foreign currency differences arising from translation of intercompany receivables or payables relating to foreign operations, the settlement of which is neither planned nor likely in the foreseeable future, are considered to form part of net investment in foreign operation and are recognized in FCTR.
(iv) Financial instruments
A)
Non-derivative
financial instruments:
Non-derivative
financial instruments consist of:

•
financial assets which include cash and cash equivalents, trade receivables, unbilled receivables, finance lease receivables, employee and other advances, investments in equity and debt securities and eligible current and non-current
assets; Financial assets are derecognized when substantial risks and rewards of ownership of the financial asset have been transferred. In cases where substantial risks and rewards of ownership of the financial assets are neither transferred nor retained, financial assets are derecognized only when the Company has not retained control over the financial asset.

•	financial liabilities which include long and short-term loans and borrowings, bank overdrafts, trade payables and accrued expenses, lease liabilities and eligible current and non-current liabilities.
Non-derivative
financial instruments are recognized initially at fair value. Subsequent to initial recognition, non-derivative
financial instruments are measured as described below:
a. Cash and cash equivalents
The Company’s cash and cash equivalents consist of cash on hand and in banks and demand deposits with banks, which can be withdrawn at any time, without prior notice or penalty on the principal.
For the purposes of the statement of cash flows, cash and cash equivalents include cash on hand, in banks and demand deposits with banks, net of outstanding bank overdrafts that are repayable on demand and are considered part of the Company’s cash management system. In the consolidated statement of financial position, bank overdrafts are presented under borrowings within current liabilities.
b. Investments
Financial instruments measured at amortized cost:
Debt instruments that meet the following criteria are measured at amortized cost (except for debt instruments that are designated at fair value through Profit or Loss (FVTPL) on initial recognition):

•	the asset is held within a business model whose objective is to hold assets in order to collect contractual cash flows; and

•	the contractual terms of the instrument give rise on specified dates to cash flows that are solely payment of principal and interest on the principal amount outstanding.

Financial instruments measured at fair value through other comprehensive income (FVTOCI):
Debt instruments that meet the following criteria are measured at fair value through other comprehensive income (FVTOCI) (except for debt instruments that are designated at fair value through Profit or Loss (FVTPL) on initial recognition):

•	the asset is held within a business model whose objective is achieved both by collecting contractual cash flows and selling the financial asset; and

•	the contractual terms of the instrument give rise on specified dates to cash flows that are solely payment of principal and interest on the principal amount outstanding.
Interest income is recognized in the consolidated statement of income for FVTOCI debt instruments. Other changes in fair value of FVTOCI financial assets are recognized in other comprehensive income. When the investment is disposed of, the cumulative gain or loss previously accumulated in reserves is transferred to the consolidated statement of income.
Financial instruments measured at fair value through profit or loss (FVTPL):
Instruments that do not meet the amortized cost or FVTOCI criteria are measured at FVTPL. Financial assets at FVTPL are measured at fair value at the end of each reporting period, with any gains or losses arising on re-measurement
recognized in consolidated statement of income. The gain or loss on disposal is recognized in the consolidated statement of income.
Interest income is recognized in the consolidated statement of income for FVTPL debt instruments. Dividend on financial assets at FVTPL is recognized when the Group’s right to receive dividend is established.
Investments in equity instruments:
The Company carries certain equity instruments which are not held for trading. At initial recognition, the Company may make an irrevocable election to present subsequent changes in the fair value of an investment in an equity instrument in other comprehensive income (FVTOCI) or through statement of income (FVTPL). For investments designated to be classified as FVTOCI, movements in fair value of investments are recognized in other comprehensive income and the gain or loss is not transferred to consolidated statement of income on disposal of investments. For investments designated to be classified as FVTPL, both movements in fair value of investments and gain or loss on disposal of investments are recognized in the consolidated statement of income.
Dividends from these investments are recognized in the consolidated statement of income when the Company’s right to receive dividends is established.
c. Other financial assets:
Other financial assets are
non-derivative
financial assets with fixed or determinable payments that are not quoted in an active market. They are presented as current assets, except for those maturing later than 12 months after the reporting date which are presented as non-current
assets. These are initially recognized at fair value and subsequently measured at amortized cost using the effective interest method, less any impairment losses. These comprise trade receivables, unbilled receivables, finance lease receivables, employee and other advances and eligible current and non-current
assets.
d. Trade payables, accrued expenses, and other liabilities
Trade payables, accrued expenses, and other liabilities are initially recognized at fair value, and subsequently carried at amortized cost using the effective interest method. For these financial instruments, the carrying amounts approximate fair value due to the short-term maturity of these instruments. Contingent consideration recognized in a business combination is subsequently measured at fair value through profit or loss.
B) Derivative financial instruments
The Company is exposed to foreign currency fluctuations on foreign currency assets, liabilities, net investment in foreign operations and forecasted cash flows denominated in foreign currency.
The Company limits the effect of foreign exchange rate fluctuations by following established risk management policies including the use of derivatives. The Company enters into derivative financial instruments where the counterparty is primarily a bank.

Derivatives are recognized and measured at fair value. Attributable transaction costs are recognized in consolidated statement of income as cost.
Subsequent to initial recognition, derivative financial instruments are measured as described below:
a. Cash flow hedges
Changes in the fair value of the derivative hedging instruments designated as a cash flow hedge are recognized in other comprehensive income and held in cash flow hedging reserve, net of taxes, a component of equity, to the extent that the hedge is effective. To the extent that the hedge is ineffective, changes in fair value are recognized in the consolidated statement of income and reported within foreign exchange gains/(losses), net, within results from operating activities. If the hedging instrument no longer meets the criteria for hedge accounting, then hedge accounting is discontinued prospectively. If the hedging instrument expires or is sold, terminated or exercised, the cumulative gain or loss on the hedging instrument recognized in cash flow hedging reserve till the period the hedge was effective remains in cash flow hedging reserve until the forecasted transaction occurs. The cumulative gain or loss previously recognized in the cash flow hedging reserve is transferred to the consolidated statement of income upon the occurrence of the related forecasted transaction. If the forecasted transaction is no longer expected to occur, such cumulative balance is immediately recognized in the consolidated statement of income.
b. Hedges of net investment in foreign operations
The Company designates derivative financial instruments as hedges of net investments in foreign operations. The Company also designates foreign currency denominated borrowing as a hedge of net investment in foreign operations. Changes in the fair value of the derivative hedging instruments and gains/(losses) on translation or settlement of foreign currency denominated borrowings designated as a hedge of net investment in foreign operations are recognized in other comprehensive income and presented within equity in the FCTR to the extent that the hedge is effective. To the extent that the hedge is ineffective, changes in fair value are recognized in the consolidated statement of income and reported within foreign exchange gains/(losses), net within results from operating activities.
c. Others
Changes in fair value of foreign currency derivative instruments neither designated as cash flow hedges nor hedges of net investment in foreign operations are recognized in the consolidated statement of income and reported within foreign exchange gains/(losses), net within results from operating activities. Changes in fair value and gains/(losses), net, on settlement of foreign currency derivative instruments relating to borrowings, which have not been designated as hedges are recorded in finance expenses.
C) Derecognition of financial instruments
The Company derecognizes a financial asset when the contractual rights to the cash flows from the financial asset expire or it transfers the financial asset and the transfer qualifies for derecognition under IFRS 9. If the Company retains substantially all the risks and rewards of a transferred financial asset, the Company continues to recognize the financial asset and recognizes a borrowing for the proceeds received. A financial liability (or a part of a financial liability) is derecognized from the Company’s statement of financial position when the obligation specified in the contract is discharged or cancelled or expires.
(v) Equity and share capital
a) Share capital and Share premium
The authorized share capital of the Company as at March 31, 2022 is
₹
 25,274 divided into 12,504,500,000 equity shares of
₹
 2 each, 25,000,000 preference shares of
₹
 10 each and 150,000 10% optionally convertible cumulative preference shares of
₹
 100 each. Par value of the equity shares is recorded as share capital and the amount received in excess of par value is classified as share premium.
Every holder of the equity shares, as reflected in the records of the Company, as at the date of the shareholder meeting shall have one vote in respect of each share held for all matters submitted to vote in the shareholder meeting.
b) Shares held by controlled trust (Treasury shares)
The Company’s equity shares held by the controlled trust, which is consolidated as a part of the Group are classified as Treasury shares. The Company has 22,746,081, 19,401,215 and 14,689,729 treasury shares as at March 31, 2020, 2021 and 2022, respectively. Treasury shares are recorded at acquisition cost.

c) Retained earnings
Retained earnings comprises of the Company’s undistributed earnings after taxes. This includes Capital reserve as at March 31, 2020, 2021 and 2022 amounting to
₹
 1,139,
₹
 1,139 and
₹
 1,139 respectively, which is not freely available for distribution.
d) Special Economic Zone
Re-Investment
reserve
The Special Economic Zone
Re-Investment
Reserve has been created out of profit of eligible SEZ units as per provisions of section 10AA(1)(ii) of the Income–tax Act, 1961 for acquiring new plant and machinery. The said reserve should be utilized by the Company for acquiring plant and machinery as per the terms of Section 10AA(2) of the
Income-tax
Act, 1961. This reserve is not freely available for distribution.
e) Share-based payment reserve
The share-based payment reserve is used to record the value of equity-settled share-based payment transactions with employees. The amounts recorded in share-based payment reserve are transferred to share premium upon exercise of stock options and restricted stock unit options by employees.
f) Foreign currency translation reserve (FCTR)
The exchange differences arising from the translation of financial statements of foreign subsidiaries, differences arising from translation of long-term inter-company receivables or payables relating to foreign operations, settlement of which is neither planned nor likely in the foreseeable future, changes in fair value of the derivative hedging instruments and gains/losses on translation or settlement of foreign currency denominated borrowings designated as hedge of net investment in foreign operations are recognized in other comprehensive income, net of taxes and presented within equity in the FCTR.
g) Cash flow hedging reserve
Changes in fair value of derivative hedging instruments designated and effective as a cash flow hedge are recognized in other comprehensive income, net of taxes and presented within equity as cash flow hedging reserve.
h) Other reserves
Changes in the fair value of financial instruments measured at fair value through other comprehensive income and actuarial gains and losses on remeasurements of the defined benefit plans are recognized in other comprehensive income, net of taxes and presented within equity in other reserves.
Other reserves also include Capital redemption reserve, which is not freely available for distribution. As per the Companies Act, 2013, Capital redemption reserve is created when a company purchases its own shares out of free reserves or share premium. A sum equal to the nominal value of the shares so purchased is transferred to capital redemption reserve. The reserve can be utilized in accordance with the provisions of section 69 of the Companies Act, 2013.
As of March 31, 2022, capital redemption
 reserve amounting to
₹
 1,122 (March 31, 2021:
₹
 1,122) is not freely available for distribution.
i) Dividend
A final dividend on common stock is recorded as a liability on the date of approval by the shareholders. An interim dividend is recorded as a liability on the date of declaration by the board of directors.
j) Buyback of equity shares
The buyback of equity shares, including tax thereon and related transaction costs are recorded as a reduction of free reserves. Further, capital redemption reserve is created as an apportionment from retained earnings.
k) Bonus issue
For the purpose of bonus issue, the amount is transferred from capital redemption reserves, share premium and retained earnings to the share capital.
(vi) Property, plant and equipment
a) Recognition and measurement
Property, plant and equipment are measured at cost less accumulated depreciation and impairment losses, if any. Cost includes expenditures directly attributable to the acquisition of the asset. General and specific borrowing costs directly attributable to the construction of a qualifying asset are capitalized as part of the cost.
Capital
work-in-progress
are measured at cost less accumulated impairment losses, if any.
b) Depreciation
The Company depreciates property, plant and equipment over the estimated useful life on a straight-line basis from the date the assets are available for use. Leasehold improvements are amortized over the shorter of estimated useful life of the asset or the related lease term. Term licenses are amortized over their respective contract term. Freehold land is not depreciated. The estimated useful life of assets is reviewed and where appropriate are adjusted, annually. The estimated useful lives of assets are as follows:

Category	Useful life
Buildings	28 to 40 years
Plant and equipment	5 to 21 years
Computer equipment and software	2 to 7 years
Furniture, fixtures and equipment	3 to 10 years
Vehicles	4 to 5 years
When parts of an item of property, plant and equipment have different useful lives, they are accounted for as separate items (major components) of property, plant and equipment. Subsequent expenditure relating to property, plant and equipment is capitalized only when it is probable that future economic benefits associated with these will flow to the Company and the cost of the item can be measured reliably.
Deposits and advances paid towards the acquisition of property, plant and equipment outstanding as at each reporting date and the cost of property, plant and equipment not available for use before such date are disclosed under capital work-in-progress.
(vii) Business combination
s
, Goodwill, and Intangible assets
a) Business combination
s
Business combinations are accounted for using the purchase (acquisition) method. The cost of an acquisition is measured as the fair value of the assets transferred, liabilities incurred or assumed, and equity instruments issued at the date of exchange by the Company. Identifiable assets acquired, and liabilities and contingent liabilities assumed in a business combination are measured initially at fair value at the date of acquisition. Transaction costs incurred in connection with a business acquisition are expensed as incurred.
The cost of an acquisition also includes the fair value of any contingent consideration measured as at the date of acquisition. Any subsequent changes to the fair value of contingent consideration classified as liabilities, other than measurement period adjustments, are recognized in the consolidated statement of income.
b) Goodwill
The excess of the cost of an acquisition over the Company’s share in the fair value of the acquiree’s identifiable assets and liabilities is recognized as goodwill. If the excess is negative, a bargain purchase gain is recognized immediately in the consolidated statement of income. Goodwill is measured at cost less accumulated impairment (if any).
Goodwill associated with disposal of an operation that is part of cash-generating unit is measured based on the relative values of the operation disposed of and the portion of the cash-generating unit retained, unless some other method better reflects the goodwill associated with the operation disposed of.
c) Intangible assets
Intangible assets acquired separately are measured at cost of acquisition. Intangible assets acquired in a business combination are measured at fair value as at the date of acquisition. Following initial recognition, intangible assets are carried at cost less accumulated amortization and impairment losses, if any.
The amortization of an intangible asset with a finite useful life reflects the manner in which the economic benefit is expected to be generated and is included in selling and marketing expenses in the consolidated statement of income.
The estimated useful life of amortizable intangibles is reviewed and where appropriate is adjusted, annually. The estimated useful lives of the amortizable intangible assets are as follows:

Category	Useful life
Customer-related intangibles	1 to 15 years
Marketing-related intangibles	2.5 to 10 years
(viii) Leases
On April 1, 2019, the Company adopted IFRS 16 “Leases”, which applied to all lease contracts outstanding as at April 1, 2019, using modified retrospective method by recording the cumulative effect of initial application as an adjustment to opening retained earnings.
The adoption of the new standard has resulted in a reduction of
₹
 872 in retained earnings, net of deferred tax asset of
₹
 138.
The Company evaluates each contract or arrangement, whether it qualifies as lease as defined under IFRS 16.
The Company as a lessee
The Company enters into an arrangement for lease of land, buildings, plant and equipment including computer equipment and vehicles. Such arrangements are generally for a fixed period but may have extension or termination options. The Company assesses, whether the contract is, or contains, a lease, at its inception. A contract is, or contains, a lease if the contract conveys the right to –
(a) control use of an identified asset,
(b) obtain substantially all the economic benefits from use of the identified asset, and
(c) direct the use of the identified asset.
The Company determines the lease term as the
non-cancellable
period of a lease, together with periods covered by an option to extend the lease, where the Company is reasonably certain to exercise that option.
The Company at the commencement of the lease contract recognizes a Right of Use (“
RoU
”) asset at cost and corresponding lease liability, except for leases with term of less than twelve months (short-term leases) and low-value
assets. For these short-term and
low-value
leases, the Company recognizes the lease payments as an operating expense on a straight-line basis over the lease term.
The cost of the RoU assets comprises the amount of the initial measurement of the lease liability, any lease payments made at or before the inception date of the lease plus any initial direct costs, less any lease incentives received. Subsequently, the RoU assets are measured at cost less any accumulated depreciation and accumulated impairment losses, if any. The RoU assets are depreciated using the straight-line method from the commencement date over the shorter of lease term or useful life of RoU assets. The estimated useful lives of RoU assets are determined on the same basis as those of property, plant and equipment.
The Company applies IAS 36 to determine whether a RoU asset is impaired and accounts for any identified impairment loss as described in the impairment of non-financial
assets below.
For lease liabilities at the commencement of the lease, the Company measures the lease liability at the present value of the lease payments that are not paid at that date. The lease payments are discounted using the interest rate implicit in the lease, if that rate is readily determined, if that rate is not readily determined, the lease payments are discounted using the incremental borrowing rate that the Company would have to pay to borrow funds, including the consideration of factors such as the nature of the asset and location, collateral, market terms and conditions, as applicable in a similar economic environment.
After the commencement date, the amount of lease liabilities is increased to reflect the accretion of interest and reduced for the lease payments made.
The Company recognizes the amount of the
re-measurement
of lease liability as an adjustment to the RoU assets. Where the carrying amount of the RoU asset is reduced to zero and there is a further reduction in the measurement of the lease liability, the Company recognizes any remaining amount of the re-measurement
in consolidated statement of income.
Payment of lease liabilities are classified as cash used in financing activities in the consolidated statement of cash flows.
The Company as a lessor
Leases under which the Company is a lessor are classified as a finance or operating lease. Lease contracts where all the risks and rewards are substantially transferred to the lessee are classified as a finance lease. All other leases are classified as operating lease.
For leases under which the Company is an intermediate lessor, the Company accounts for the head-lease and the sub-lease
as two separate contracts. The
sub-lease
is further classified either as a finance lease or an operating lease by reference to the RoU asset arising from the head-lease.
(ix) Inventories
Inventories are valued at lower of cost and net realizable value, including necessary provision for obsolescence. Cost is determined using the weighted average method.
(x) Impairment
a) Financial assets
The Company applies the expected credit loss model for recognizing impairment loss on financial assets measured at amortized cost, debt instruments classified as FVTOCI, trade receivables, unbilled receivables, contract assets, finance lease receivables, and other financial assets. Expected credit loss is the difference between the contractual cash flows and the cash flows that the entity expects to receive, discounted using the effective interest rate.
Loss allowances for trade receivables, unbilled receivables, contract assets and finance lease receivables are measured at an amount equal to lifetime expected credit loss. Lifetime expected credit losses are the expected credit losses that result from all possible default events over the expected life of a financial instrument. Lifetime expected credit loss is computed based on a provision matrix which takes in to account, risk profiling of customers and historical credit loss experience adjusted for forward looking information. For other financial assets, expected credit loss is measured at the amount equal to twelve months expected credit loss unless there has been a significant increase in credit risk from initial recognition, in which case those are measured at lifetime expected credit loss.
b)
Non-financial
assets
The Company assesses long-lived assets such as property, plant and equipment, RoU assets and acquired intangible assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset or group of assets may not be recoverable. If any such indication exists, the Company estimates the recoverable amount of the asset or group of assets.
Goodwill is tested for impairment at least annually at the same time and when events occur or changes in circumstances indicate that the recoverable amount of the cash generating unit is less than its carrying value. The goodwill impairment test is performed at the level of cash-generating unit or groups of cash -generating units which represents the lowest level at which goodwill is monitored for internal management purposes.
The recoverable amount of an asset or cash generating unit is the higher of its fair value less cost of disposal (“
FVLCD
”) and its
value-in-use
(“
VIU
”). The VIU of long-lived assets is calculated using projected future cash flows. FVLCD of a cash generating unit is computed using turnover and earnings multiples. If the recoverable amount of the asset or the recoverable amount of the cash generating unit to which the asset belongs is less than its carrying amount, the carrying amount is reduced to its recoverable amount. The reduction is treated as an impairment loss and is recognized in the consolidated statement of income. If at the reporting date, there is an indication that a previously assessed impairment loss no longer exists, the recoverable amount is reassessed and the impairment losses previously recognized are reversed such that the asset is recognized at its recoverable amount but not exceeding written down value which would have been reported if the impairment losses had not been recognized initially. An impairment loss in respect of goodwill is not reversed.
(xi) Employee benefits
a) Post-employment plans
The Group participates in various employee benefit plans. Pensions and other post-employment benefits are classified as either defined contribution plans or defined benefit plans. Under a defined contribution plan, the Company’s sole obligation is to pay a fixed amount with no obligation to pay further contributions if the fund does not hold sufficient assets to pay all employee benefits. The related actuarial and investment risks are borne by the employee. The expenditure for defined contribution plans is recognized as an expense during the period when the employee provides service. Under a defined benefit plan, it is the Company’s obligation to provide agreed benefits to the employees. The related actuarial and investment risks are borne by the Company. The present value of the defined benefit obligations is calculated by an independent actuary using the projected unit credit method.
Remeasurements of the defined benefit plans, comprising actuarial gains or losses, and the return on plan assets (excluding interest) are immediately recognized in other comprehensive income, net of taxes and not reclassified to profit or loss in subsequent period.
Net interest recognized in profit or loss is calculated by applying the discount rate used to measure the defined benefit obligation to the net defined benefit liability or asset. The actual return on the plan assets above or below the discount rate, is recognized as part of remeasurements of the defined benefit plans through other comprehensive income, net of taxes.
The Company has the following employee benefit plans:

A. Provident fund
Eligible employees receive benefits under the Company’s provident fund plan, into which both the employer and employees make periodic contributions to the approved provident fund trust managed by the Company. A portion of the employer’s contribution is made to the government administered pension fund. The contributions to the trust managed by the Company is accounted for as a defined benefit plan as the Company is liable for any shortfall in the fund assets based on the government specified minimum rates of return.
Certain employees receive benefits under the provident fund plan in which both the employer and employees make periodic contributions to the government administered provident fund. A portion of the employer’s contribution is made to the government administered pension fund. This is accounted as a defined contribution plan as the obligation of the Company is limited to the contributions made to the fund.
B. Gratuity and foreign pension
In accordance with the Payment of Gratuity Act, 1972, applicable for Indian companies, the Company provides for a lump sum payment to eligible employees, at retirement or termination of employment based on the last drawn salary and years of employment with the Company. The gratuity fund is managed by third party fund managers.
The Company also maintains pension and similar plans for employees outside India, based on country specific regulations. These plans are partially funded, and the funds are managed by third party fund managers. The plans provide for monthly payout after retirement as per salary drawn and service period or for a lumpsum payment as set out in rules of each fund.
The Company’s obligations in respect of these plans, which are defined benefit plans, are provided for based on actuarial valuation using the projected unit credit method.
C. Superannuation
Superannuation plan, a defined contribution scheme is administered by third party fund managers. The Company makes annual contributions based on a specified percentage of each eligible employee’s salary.
b) Termination benefits
Termination benefits are expensed when the Company can no longer withdraw the offer of those benefits.
c) Short-term benefits
Short-term employee benefit obligations such as cash bonus, management incentive plans or profit-sharing plans are measured on an undiscounted basis and are recorded as expense as the related service is provided. A liability is recognized for the amount expected to be paid under short-term cash bonus or management incentive plans or profit-sharing plans, if the Company has a present legal or constructive obligation to pay this amount as a result of past service provided by the employee and the obligation can be estimated reliably.
d) Compensated absences
The employees of the Company are entitled to compensated absences. The employees can carry forward a portion of the unutilized accumulating compensated absences and utilize it in future periods or receive cash at retirement or termination of employment. The Company records an obligation for compensated absences in the period in which the employee renders the services that increases this entitlement. The Company measures the expected cost of compensated absences as the additional amount that the Company expects to pay as a result of the unused entitlement that has accumulated at the end of the reporting period. The Company recognizes accumulated compensated absences based on actuarial valuation using the projected unit credit method.
Non-accumulating
compensated absences are recognized in the period in which the absences occur.
(xii) Share-based payment transactions
Selected employees of the Company receive remuneration in the form of equity settled instruments or cash settled instruments, for rendering services over a defined vesting period and for Company’s performance-based stock options over the defined period. Equity instruments granted are measured by reference to the fair value of the instrument at the date of grant. In cases, where equity instruments are granted at a nominal exercise price, the intrinsic value on the date of grant approximates the fair value. The expense is recognized in the consolidated statement of income with a corresponding increase to the share-based payment reserve, a component of equity.
The equity instruments or cash settled instruments generally vest in a graded manner over the vesting period. The fair value determined at the grant date is expensed over the vesting period of the respective tranches of such grants (accelerated amortization).
The stock compensation expense is determined based on the Company’s estimate of equity instruments or cash settled instruments that will eventually vest.
Cash Settled instruments granted are
re-measured
by reference to the fair value at the end of each reporting period and at the time of vesting. The expense is recognized in the consolidated statement of income with a corresponding increase to financial liability.
(xiii) Provisions
Provisions are recognized when the Company has a present obligation (legal or constructive), as a result of a past event, it is probable that an outflow of economic benefits will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation.
The amount recognized as a provision is the best estimate of the consideration required to settle the present obligation at the end of the reporting period, considering the risks and uncertainties surrounding the obligation.
When some or all of the economic benefits required to settle a provision are expected to be recovered from a third party, the receivable is recognized as an asset, if it is virtually certain that reimbursement will be received, and the amount of the receivable can be measured reliably.
Provisions for onerous contracts are recognized when the expected benefits to be derived by the Company from a contract are lower than the unavoidable costs of meeting the future obligations under the contract. Provisions for onerous contracts are measured at the present value of lower of the expected net cost of fulfilling the contract and the expected cost of terminating the contract.
(xiv) Revenue
The Company derives revenue primarily from software development, maintenance of software/hardware and related services, business process services, sale of IT and other products.
Revenues from customer contracts are considered for recognition and measurement when the contract has been approved by the parties to the contract, the parties to contract are committed to perform their respective obligations under the contract, and the contract is legally enforceable. Revenue is recognized upon transfer of control of promised products or services to customers in an amount that reflects the consideration the Company expects to receive in exchange for those products or services. To recognize revenues, the Company applies the following five step approach: (1) identify the contract with a customer, (2) identify the performance obligations in the contract, (3) determine the transaction price, (4) allocate the transaction price to the performance obligations in the contract, and (5) recognize revenues when a performance obligation is satisfied. When there is uncertainty as to collectability, revenue recognition is postponed until such uncertainty is resolved.
At contract inception, the Company assesses its promise to transfer products or services to a customer to identify separate performance obligations. The Company applies judgement to determine whether each product or service promised to a customer is capable of being distinct, and are distinct in the context of the contract, if not, the promised products or services are combined and accounted as a single performance obligation. The Company allocates the arrangement consideration to separately identifiable performance obligation based on their relative stand-alone selling price or residual method. Stand-alone selling prices are determined based on sale prices for the components when it is regularly sold separately, in cases where the Company is unable to determine the stand-alone selling price the Company uses third-party prices for similar deliverables or the Company uses expected cost-plus margin approach in estimating the stand-alone selling price.
For performance obligations where control is transferred over time, revenues are recognized by measuring progress towards completion of the performance obligation. The selection of the method to measure progress towards completion requires judgment and is based on the nature of the promised products or services to be provided.
The method for recognizing revenues and costs depends on the nature of the services rendered:
A. Time and materials contracts
Revenues and costs relating to time and materials contracts are recognized as the related services are rendered.
B. Fixed-price contracts
i. Fixed-price development contracts
Revenues from fixed-price development contracts, including software development, and integration contracts, where the performance obligations are satisfied over time, are recognized using the
“percentage-of-completion”
method. The performance obligations are satisfied as and when the services are rendered since the customer generally obtains control of the work as it progresses. Percentage of completion is determined based on project costs incurred to date as a percentage of total estimated project costs required to complete the project. The cost expended (or input) method has been used to measure progress towards completion as there is a direct relationship between input and productivity. If the Company is not able to reasonably measure the progress of completion, revenue is recognized only to the extent of costs incurred, for which recoverability is probable. When total cost estimates exceed revenues in an arrangement, the estimated losses are recognized in the consolidated statement of income in the period in which such losses become probable based on the current contract estimates as an onerous contract provision.
A contract asset is a right to consideration that is conditional upon factors other than the passage of time. Contract assets primarily relate to unbilled amounts on fixed-price development contracts and are classified as non-financial
asset as the contractual right to consideration is dependent on completion of contractual milestones.
A contract liability is an entity’s obligation to transfer goods or services to a customer for which the entity has received consideration (or the amount is due) from the customer.
Unbilled receivables on other than fixed-price development contracts are classified as a financial asset where the right to consideration is unconditional and only the passage of time is required before the payment is due.
ii. Maintenance contracts
Revenues related to fixed-price maintenance contracts are recognized on a straight-line basis when services are performed through an indefinite number of repetitive acts over a specified period or ratably using percentage of completion method when the pattern of benefits from the services rendered to the customers and the cost to fulfil the contract is not even through the period of contract because the services are generally discrete in nature and not repetitive.
Revenue for contracts in which the invoicing is representative of the value being delivered is recognized based on our right to invoice. If our invoicing is not consistent with value delivered, revenues are recognized as the service is performed using the percentage of completion method.
In certain projects, a fixed quantum of service or output units is agreed at a fixed price for a fixed term. In such contracts, revenue is recognized with respect to the actual output achieved till date as a percentage of total contractual output. Any residual service unutilized by the customer is recognized as revenue on completion of the term.
iii. Element or Volume based contracts
Revenues and costs are recognized as the related services are rendered.
C. Products
Revenue on product sales are recognized when the customer obtains control of the specified product.
D. Others

•
Any change in scope or price is considered to be a contract modification. The Company accounts for modifications to existing contracts by assessing whether the services added are distinct and whether the pricing is at the stand-alone selling price. Services added that are not distinct are accounted for on a cumulative catch up basis, while those that are distinct are accounted for prospectively, either as a separate contract if the additional services are priced at the stand-alone selling price, or as a termination of the existing contract and creation of a new contract if not priced at the stand-alone selling price.

•
The Company accounts for variable considerations like volume discounts, rebates and pricing incentives to customers and penalties as reduction of revenue on a systematic and rational basis over the period of the contract. The Company estimates an amount of such variable consideration using expected value method or the single most likely amount in a range of possible consideration depending on which method better predicts the amount of consideration to which the Company may be entitled and when it is probable that a significant reversal of cumulative revenue recognized will not occur when the uncertainty associated with the variable consideration is resolved.

•	Revenues are shown net of allowances / returns, sales tax, value added tax, goods and services tax and applicable discounts and allowances.

•
The Company accrues the estimated cost of warranties at the time when the revenue is recognized. The accruals are based on the Company’s historical experience of material usage and service delivery costs.

•
Incremental costs that relate directly to a contract and incurred in securing a contract with a customer are recognized as an asset when the Company expects to recover these costs and amortized over the contract term.

•
The Company recognizes contract fulfilment cost as an asset if those costs specifically relate to a contract or to an anticipated contract, the costs generate or enhance resources that will be used in satisfying performance obligations in future; and the costs are expected to be recovered. The asset so recognized is amortized on a systematic basis consistent with the transfer of goods or services to customer to which the asset relates.

•
The Company assesses the timing of the transfer of goods or services to the customer as compared to the timing of payments to determine whether a significant financing component exists. As a practical expedient, the Company does not assess the existence of a significant

financing component when the difference between payment and transfer of deliverables is a year or less. If the difference in timing arises for reasons other than the provision of finance to either the customer or us, no financing component is deemed to exist.

•
The Company may enter into arrangements with third-party suppliers to resell products or services. In such cases, the Company evaluates whether the Company is the principal (i.e., report revenues on a gross basis) or agent (i.e., report revenues on a net basis). In doing so, the Company first evaluates whether the Company controls the good or service before it is transferred to the customer. If Company controls the good or service before it is transferred to the customer, Company is the principal; if not, the Company is the agent.

•
Estimates of transaction price and total costs or efforts are continuously monitored over the term of the contract and are recognized in net profit in the period when these estimates change or when the estimates are revised. Revenues and the estimated total costs or efforts are subject to revision as the contract progresses.

(xv) Finance expenses
Finance expenses comprises interest cost on borrowings, lease liabilities and net defined benefit liability, gains or losses arising on re-measurement
of financial assets measured at FVTPL, net loss on translation or settlement of foreign currency borrowings and changes in fair value and gains / (losses) on settlement of related derivative instruments. Borrowing costs that are not directly attributable to a qualifying asset are recognized in the consolidated statement of income using the effective interest method.
(xvi) Finance and other income
Finance and other income comprise interest income on deposits, dividend income, gains / (losses) on disposal of investments and net gain on translation or settlement of foreign currency borrowings. Interest income is recognized using the effective interest method. Dividend income is recognized when the right to receive payment is established.
(xvii) Income tax
Income tax comprises current and deferred tax. Income tax expense is recognized in the consolidated statement of income except to the extent it relates to a business combination, or items directly recognized in equity or in other comprehensive income.
a) Current income tax
Current income tax for the current and prior periods are measured at the amount expected to be recovered from or paid to the taxation authorities based on the taxable income for the period. The tax rates and tax laws used to compute the current tax amounts are those that are enacted or substantively enacted as at the reporting date and applicable for the period. While determining the tax provisions, the Company assesses whether each uncertain tax position is to be considered separately or together with one or more uncertain tax positions depending upon the nature and circumstances of each uncertain tax position. The Company offsets current tax assets and current tax liabilities, where it has a legally enforceable right to set off the recognized amounts and where it intends either to settle on a net basis, or to realize the asset and liability simultaneously.
b) Deferred income tax
Deferred income tax is recognized using the balance sheet approach. Deferred income tax assets and liabilities are recognized for deductible and taxable temporary differences arising between the tax base of assets and liabilities and their carrying amount in financial statements, except when the deferred income tax arises from the initial recognition of goodwill or an asset or liability in a transaction that is not a business combination and affects neither accounting nor taxable profits or loss at the time of the transaction.
Deferred income tax assets are recognized to the extent it is probable that taxable profit will be available against which the deductible temporary differences and the carry forward of unused tax credits and unused tax losses can be utilized.
Deferred income tax liabilities are recognized for all taxable temporary differences except in respect of taxable temporary differences that is expected to reverse within the tax holiday period, taxable temporary differences associated with investments in subsidiaries, associates and foreign branches where the timing of the reversal of the temporary difference can be controlled and it is probable that the temporary difference will not reverse in the foreseeable future.
The carrying amount of deferred income tax assets is reviewed at each reporting date and reduced to the extent that it is no longer probable that sufficient taxable profit will be available to allow all or part of the deferred income tax asset to be utilized.
Deferred income tax assets and liabilities are measured at the tax rates that are expected to apply in the period when the asset is realized, or the liability is settled, based on tax rates (and tax laws) that have been enacted or substantively enacted at the reporting date.
The Company offsets deferred income tax assets and liabilities, where it has a legally enforceable right to offset current tax assets against current tax liabilities, and they relate to taxes levied by the same taxation authority on either the same taxable entity, or on different taxable entities where there is a right and an intention to settle the current tax liabilities and assets on a net basis or their tax assets and liabilities will be realized simultaneously.

(xviii) Earnings per share
Basic earnings per share is computed using the weighted average number of equity shares outstanding during the period adjusted for treasury shares held. Diluted earnings per share is computed using the weighted average number of equity and dilutive equivalent shares outstanding during the period, using the treasury stock method for options, except where the results would be anti-dilutive.
The number of equity shares and potentially dilutive equity shares are adjusted retrospectively for all periods presented for any splits and bonus shares issues including for change effected prior to the approval of the consolidated financial statements by the Board of Directors.
(xix) Statement of cash flows
Cash flows are reported using the indirect method, whereby profit for the period is adjusted for the effects of transactions of a non-cash
nature, any deferrals or accruals of past or future operating cash receipts or payments and item of income or expenses associated with investing or financing cash flows. The cash from operating, investing and financing activities of the Company are segregated.
(xx) Assets held for sale
Sale of business is classified as held for sale, if their carrying amount is intended to be recovered principally through sale rather than through continuing use. The condition for classification as held for sale is met when disposal business is available for immediate sale and the same is highly probable of being completed within one year from the date of classification as held for sale.
(xxi) Discontinued operations
A discontinued operation is a component of the Company’s business that represents a separate line of business that has been disposed of or is held for sale, or is a subsidiary acquired exclusively with a view to resale. Classification as a discontinued operation occurs upon the earlier of disposal or when the operation meets the criteria to be classified as held for sale.
(xxii) Disposal of assets
The gain or loss arising on disposal or retirement of assets is recognized in the consolidated statement of income.
New Accounting standards, amendments and interpretations adopted by the Company effective from April 1, 2021:
Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16 – Interest Rate Benchmark Reform (Phase 2)
The IASB issued Interest Rate Benchmark Reform (Phase 2), which amends IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16. The amendments complement those issued in 2019 and focus on the effects on financial statements when a company replaces the old interest rate benchmark with an alternative benchmark rate as a result of the reform. The amendments in this final phase relate to the modification of financial assets, financial liabilities and lease liabilities, specific hedge accounting requirements, and disclosure requirements applying IFRS 7 to accompany the amendments regarding modifications and hedge accounting. The adoption of the amendment to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16 did not have any material impact on the consolidated financial statements.
IFRS 9 – Annual Improvements to IFRS Standards—2018-2020
On May 14, 2020, IASB amended IFRS 9 as part of its Annual Improvements to IFRS Standards 2018-2020. The amendment clarifies which fees an entity includes when it applies the ‘10 percent’ test in paragraph B3.3.6 of IFRS 9 in assessing whether to derecognize a financial liability. The early adoption of amendments to IFRS 9 did not have any material impact on the consolidated financial statements.
Amendments to IAS 1 – Presentation of Financial Statements
On February 12, 2021, the IASB amended IAS 1 “Presentation of Financial Statements”. The amendments require companies to disclose their material accounting policy information rather than their significant accounting policies. The amendments clarify that accounting policy information may be material because of its nature, even if the related amounts are immaterial. The amendments also clarified that accounting policy information is material if users of an entity’s financial statements would need it to understand other material information in the financial statements; and the amendments clarify that if an entity discloses immaterial accounting policy information, such information shall not obscure material accounting policy information. The early adoption of amendments to IAS 1 did not have any material impact on the consolidated financial statements.
Amendments to IAS 8 – Accounting Policies, Changes in Accounting Estimates and Errors
On February 12, 2021, the IASB amended IAS 8 “Accounting Policies, Changes in Accounting Estimates and Errors”. The amendments clarify how companies should distinguish changes in accounting policies from changes in accounting estimates. That distinction is important because changes in accounting estimates are applied prospectively only to future transactions and other future events, but changes in accounting policies are generally also applied retrospectively to past transactions and other past events. The early adoption of amendments to IAS 8 did not have any material impact on the consolidated financial statements.
New amendments not yet adopted:
Certain new standards, amendments to standards and interpretations are not yet effective for annual periods beginning after April 1, 2021 and have not been applied in preparing these consolidated financial statements. New standards, amendments to standards and interpretations that could have potential impact on the consolidated financial statements of the Company are:
Amendments to IAS 37 – Onerous Contracts – Cost of Fulfilling a Contract
On May 14, 2020, the IASB issued “Onerous Contracts — Cost of Fulfilling a Contract (Amendments to IAS 37)”, amending the standard regarding costs a company should include as the cost of fulfilling a contract when assessing whether a contract is onerous. The amendment specifies that the “cost of fulfilling” a contract comprises the “costs that relate directly to the contract”. Costs that relate directly to a contract can either be incremental costs of fulfilling that contract or an allocation of other costs that relate directly to fulfilling contracts. These amendments are effective for annual reporting periods beginning on or after January 1, 2022, with earlier application permitted. The adoption of amendments to IAS 37 is not expected to have any material impact on the consolidated financial statements.
Amendment to IAS 1 – Presentation of Financial Statements
On January 23, 2020, the IASB issued “Classification of liabilities as Current or
Non-Current
(Amendments to IAS 1)” providing a more general approach to the classification of liabilities under IAS 1 based on the contractual arrangement in place at the reporting date. The amendments aim to promote consistency in applying the requirements by helping companies to determine whether, in the statement of financial position, debt and other liabilities with an uncertain settlement date should be classified as current (due or potentially due to be settled within one year) or non-current.
The amendments also clarified the classification requirements for debt a company might settle by converting it into equity. These amendments are effective for annual reporting periods beginning on or after January 1, 2023 and are to be applied retrospectively, with earlier application permitted. The adoption of amendments to IAS 1 is not expected to have any material impact on the consolidated financial statements of the Company.
Amendments to IAS 12 – “Income Taxes”
On May 7, 2021, the IASB amended IAS 12 “Income Taxes” and published ‘Deferred Tax related to Assets and Liabilities arising from a Single Transaction (Amendments to IAS 12)’ that clarify how companies account for deferred tax on transactions such as leases and decommissioning obligations. In specified circumstances, companies are exempt from recognizing deferred tax when they recognize assets or liabilities for the first time. The amendments clarify that this exemption does not apply to transactions such as leases and decommissioning obligations and companies are required to recognize deferred tax on such transactions. These amendments are effective for annual reporting periods beginning on or after January 1, 2023 and are to be applied retrospectively, with earlier application permitted. The Company is currently evaluating the impact of amendment to IAS 12 on the consolidated financial statements.